Summary of Significant Accounting Policies - Schedule of Consolidated Statement of Cash Flows (Details) - NV5 Global, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2025	Jun. 29, 2024	Jun. 28, 2025	Jun. 29, 2024	Dec. 31, 2024	Dec. 28, 2024	Dec. 31, 2023	Dec. 30, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 11,688	$ 5,394	$ 12,116	$ 5,471		$ 27,979	$ 43,724	$ 43,724	$ 49,973
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization								55,111
Non-cash lease expense			6,368	6,401		12,611		13,562	12,813
Provision for doubtful accounts			530	723		1,746		1,261	(60)
Stock-based compensation			14,040	13,988		25,981		22,379	19,326
Change in fair value of contingent consideration			(374)			594		(9,280)	2,972
Gain on disposals of property and equipment								(694)
Other								(125)
Deferred income taxes								(26,130)
Amortization of debt issuance costs			370	370		741		758	724
Changes in operating assets and liabilities, net of impact of acquisitions:
Billed receivables			3,467	(4,674)		(41,317)		7,584	10,212
Unbilled receivables			15,522	(18,610)		(26,911)		(15,556)	(3,303)
Prepaid expenses and other assets			(6,012)	(2,199)		1,812		(2,292)	(1,125)
Accounts payable								(8,938)
Accrued liabilities and other long-term liabilities			(8,464)	(12,058)		(9,140)		(19,745)	(19,901)
Contingent consideration			(7)	(1,455)		(1,466)		(1,307)	(800)
Billings in excess of costs and estimated earnings on uncompleted contracts			(7,029)	(8,059)		(3,684)		1,231	(296)
Other current liabilities			(48)	88		231		664	(125)
Net cash provided by operating activities			50,136	8,242		57,320		62,207	93,980
Cash flows from investing activities:
Cash paid for acquisitions (net of cash received from acquisitions)			(8,145)	(53,947)		(63,919)		(189,345)	(5,908)
Proceeds from sale of assets			416	249		684		720	87
Purchase of property and equipment			(15,800)	(8,905)		(16,921)		(17,166)	(15,689)
Net cash used in investing activities			(23,529)	(62,603)		(80,156)		(205,791)	(21,510)
Cash flows from financing activities:
Borrowings from Senior Credit Facility								188,000
Payments of borrowings from Senior Credit Facility			(58,000)	(12,000)		(32,000)		(26,000)	(65,000)
Payments on notes payable			(4,575)	(5,274)				(11,071)
Payments of contingent consideration			(268)	(1,585)		(1,724)		(993)	(1,464)
Purchases of common stock tendered by employees to satisfy the required withholding taxes related to stock-based compensation			(615)					(81)
Net cash provided by financing activities			(37,958)	39,141		28,568		149,855	(81,909)
Effect of exchange rate changes on cash and cash equivalents								12
Net increase in cash and cash equivalents			(10,989)	(15,469)		5,537		6,283	(9,439)
Beginning of period			50,361	44,824	$ 44,824	44,824	38,541	38,541	47,980
End of period	$ 39,372	$ 29,355	$ 39,372	$ 29,355	$ 50,361	$ 50,361	44,824	44,824	38,541
As Reported [Member]
Cash flows from operating activities:
Net income								44,613
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization								58,020
Non-cash lease expense								13,562
Provision for doubtful accounts								1,261
Stock-based compensation								22,379
Change in fair value of contingent consideration								(9,280)
Gain on disposals of property and equipment								(694)
Other								(125)
Deferred income taxes								(25,709)
Amortization of debt issuance costs								758
Changes in operating assets and liabilities, net of impact of acquisitions:
Billed receivables								7,584
Unbilled receivables								(15,666)
Prepaid expenses and other assets								(2,292)
Accounts payable								(8,470)
Accrued liabilities and other long-term liabilities								(19,848)
Contingent consideration								(1,307)
Billings in excess of costs and estimated earnings on uncompleted contracts								(3,243)
Other current liabilities								664
Net cash provided by operating activities								62,207
Cash flows from investing activities:
Cash paid for acquisitions (net of cash received from acquisitions)								(189,345)
Proceeds from sale of assets								720
Purchase of property and equipment								(17,166)
Net cash used in investing activities								(205,791)
Cash flows from financing activities:
Borrowings from Senior Credit Facility								188,000
Payments of borrowings from Senior Credit Facility								(26,000)
Payments on notes payable								(11,071)
Payments of contingent consideration								(993)
Purchases of common stock tendered by employees to satisfy the required withholding taxes related to stock-based compensation								(81)
Net cash provided by financing activities								149,855
Effect of exchange rate changes on cash and cash equivalents								12
Net increase in cash and cash equivalents								6,283
Beginning of period							38,541	38,541
End of period								44,824	38,541
Adjustments [Member]
Cash flows from operating activities:
Net income								(889)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization								(2,909)
Non-cash lease expense
Provision for doubtful accounts
Stock-based compensation
Change in fair value of contingent consideration
Gain on disposals of property and equipment
Other
Deferred income taxes								(421)
Amortization of debt issuance costs
Changes in operating assets and liabilities, net of impact of acquisitions:
Billed receivables
Unbilled receivables								110
Prepaid expenses and other assets
Accounts payable								(468)
Accrued liabilities and other long-term liabilities								103
Contingent consideration
Billings in excess of costs and estimated earnings on uncompleted contracts								4,474
Other current liabilities
Net cash provided by operating activities
Cash flows from investing activities:
Cash paid for acquisitions (net of cash received from acquisitions)
Proceeds from sale of assets
Purchase of property and equipment
Net cash used in investing activities
Cash flows from financing activities:
Borrowings from Senior Credit Facility
Payments of borrowings from Senior Credit Facility
Payments on notes payable
Payments of contingent consideration
Purchases of common stock tendered by employees to satisfy the required withholding taxes related to stock-based compensation
Net cash provided by financing activities
Effect of exchange rate changes on cash and cash equivalents
Net increase in cash and cash equivalents
Beginning of period
End of period